Gold-linked Loan	12 Months Ended
Dec. 31, 2025
Disclosure of Detailed Information About Gold-linked Loan [Abstract]
Gold-linked Loan

6. Gold-linked loan

On December 19, 2023 (the "Advance Date"), the Company entered into a definitive agreement with Borborema Inc. (the "Borrower"), providing the Borrower with project financing for its Borborema Project of $10,000. The loan is secured against certain assets of the Borrower, and bears interest at 110 ounces of gold per quarter, and is payable through cash settlement or physical delivery of gold. The Borrower has the option to prepay the loan with all interest accrued and unpaid after 24 months following the Advance Date. The Borrower will have the option to elect its choice of payment (the "Prepayment Option").

The loan is classified as a financial asset and measured at fair value through profit or loss in accordance with IFRS 9 Financial Instruments. The Prepayment Option has been accounted for as part of the fair value of the loan in accordance with IFRS 9 Financial Instruments. The fair value of the loan is remeasured on the reporting date and the change in fair value is recognized in the consolidated statements of comprehensive loss.

6. Gold-linked loan (continued)

As at December 31, 2025, the fair value of the loan has been estimated using a discounted cash-flow approach based on the following assumptions: risk-free interest rate of 3.46% (2024: 4.04%), calibrated credit spread of 2.65% (2024: 2.95%), estimated long-term gold price of $3,588 (2024: $2,148) per ounce and expected volatility of gold of 15.08% (2024: 14.88%). The Company recorded a fair value gain on the loan of $1,685 (2024: $1,681) in change in fair value of gold-linked loan in the consolidated statements of comprehensive loss for the year ended December 31, 2025.

($)
Balance at December 31, 2023	10,139
Interest income credited against gold-linked loan	(1,081)
Change in fair value during the year	1,681
Balance at December 31, 2024	10,739
Interest income credited against gold-linked loan	(1,598)
Change in fair value during the year	1,685
Balance at December 31, 2025	10,826